Drilling units	6 Months Ended
Jun. 30, 2014
Drilling units [Abstract]
Drilling units
Drilling units

(In US$ millions)	June 30, 2014	December 31, 2013

Cost	$4,997.5	$3,899.0
Accumulated depreciation	(545.3)	(450.7)
Net book value	$4,452.2	$3,448.3

The increase in cost is primarily due to the acquisition of the entities that own and operate West Auriga. Refer to Note 5.

Depreciation expense was $94.6 million and $68.0 million for the six months ended June 30, 2014 and 2013 , and $54.9 million and $33.8 million for the three months ended June 30, 2014 and 2013 respectively.